Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	₩ 1,917,329	₩ 1,900,179
Present Value Adjustment	144,674	216,802
Present value of minimum lease payment	1,772,655	1,683,377
Not later than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	678,790	529,326
Present Value Adjustment	73,230	94,809
Present value of minimum lease payment	605,560	434,517
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	527,757	443,708
Present Value Adjustment	43,701	63,226
Present value of minimum lease payment	484,056	380,482
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	391,447	469,754
Present Value Adjustment	21,169	37,725
Present value of minimum lease payment	370,278	432,029
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	219,040	289,798
Present Value Adjustment	6,089	16,773
Present value of minimum lease payment	212,951	273,025
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	93,975	150,811
Present Value Adjustment	432	4,225
Present value of minimum lease payment	93,543	146,586
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	6,320	16,782
Present Value Adjustment	53	44
Present value of minimum lease payment	₩ 6,267	₩ 16,738